Consolidated Statements of Cash Flows (Unaudited) (Q3) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (7,573)	$ (12,038)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	106	96
Amortization of operating lease right-of-use asset	329	1,171
Stock-based compensation	498	757
Loss on disposals	2,618	8
Changes in operating assets and liabilities:
Accounts receivable	905	457
Prepaid expenses and other current assets	101	169
Other long-term assets	122	172
Accounts payable	(1,542)	(481)
Accrued expenses and other current liabilities	(341)	233
Operating lease liability	(333)	(3,383)
Deferred revenue	(4,345)	(1,135)
Net cash used in operating activities	(9,455)	(13,974)
Cash flows from investing activities:
Purchases of property and equipment	(398)	(371)
Net cash used in investing activities	(398)	(371)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of issuance costs		53
Net cash provided by financing activities		53
Net decrease in cash, cash equivalents and restricted cash	(9,853)	(14,292)
Cash, cash equivalents and restricted cash - beginning of period	20,645	37,253
Total cash, cash equivalents and restricted cash	10,792	22,961
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	10,782	21,336
Restricted cash		153
Long-term restricted cash	10	1,472
Supplemental disclosures of non-cash investing and financing information:
Reduction of operating lease right-of-use asset and lease liability upon lease modification	8,423
Purchases of property and equipment not yet paid		664
Operating lease right-of-use asset obtained in exchange for operating lease obligation		$ 9,323